Property, Plant and equipment Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [member]
Capital expenditures [line items]
new machines and installations acquired and leased	€ 10,747
computer and IT infrastructure			€ 890
Borrowing costs capitalised	0	€ 87	0
Increase through leased motor vehicles	792	1,596	2,757
Net loss on disposal of PPE	(83)	25	(149)
Land and buildings pledges as security	27,319	28,526	12,594
Other fixed assets pledges - carrying value	3,533	13,340	0
Land and buildings [member]
Capital expenditures [line items]
new building constructions	2,491
Machinery [member]
Capital expenditures [line items]
new machines and installations acquired and leased		11,947	8,254
computer and IT infrastructure	1,781
Leased assets [member]
Capital expenditures [line items]
new machines and installations acquired and leased		1,444
Finance leases - total, net	4,608	6,613	7,771
New finance leases	792
Total accumulated depreciation finance leases machinery property, plant and equipment	1,745	1,864	1,663
Construction in progress [member]
Capital expenditures [line items]
new building constructions		€ 12,762	€ 6,098
AUC installations	€ 937